Income Tax - Tax expense attributable to earnings (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax - Tax Expense Attributable To Earnings Details 6
(Loss)/ income before income taxes	$ 73	$ (221)	$ (725)
Income tax benefit/ (expense) on pretax income at statutory rate	(12)	36	120
Effect of different tax rates of subsidiary operating in other jurisdictions	(233)	(28)	(249)
Profit not subject to income tax	542	1,129	3,600
Expenses not deductible for income tax purposes	(336)	(1,137)	(3,469)
(Decrease) / increase in valuation allowance	3,606	$ 153	$ (84)
Reversal of provision from conclusion of tax review with tax authorities	2,595
Tax expense from conclusion of tax review with tax authorities	$ (1,545)
Under provision of prior year			$ (31)
Utilization of tax losses not previously recognized/(tax losses not yet recognized)	$ (3,580)	$ (153)	84
Total income tax (expense)/ credit	$ 1,037		$ (29)